Deficit (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Deficit	$ (14,166.1)	$ (11,636.9)
Accumulated earnings (deficit)
Disclosure of reserves within equity [line items]
Deficit	(6,548.1)	(4,028.3)
Accumulated gain on shares issued pursuant to DRIP and SDP
Disclosure of reserves within equity [line items]
Deficit	8.4	8.4
Accumulated tax effect on redemption of restricted shares
Disclosure of reserves within equity [line items]
Deficit	12.1	12.1
Accumulated dividends
Disclosure of reserves within equity [line items]
Deficit	$ (7,638.5)	$ (7,629.1)